Condensed Consolidated Interim Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents (including restricted cash)	$ 33,096	$ 14,754
Accounts receivable (note 6)	13,194	18,738
Inventories (note 7)	3,397	6,668
Prepaid expenses	1,114	1,328
Current assets held for sale (note 5)	0	128,398
Total current assets	50,801	169,886
Long-term investments (note 8)	44,121	36,866
Property, plant and equipment (note 9)	5,063	3,120
Operating lease right-of-use assets	1,822	823
Other long-term assets	2,286	1,431
Non-current assets held for sale (note 5)	0	79,495
Total assets	104,093	291,621
Current liabilities:
Accounts payable and accrued liabilities (note 10)	15,550	19,435
Current portion of operating lease liabilities	627	288
Current portion of long-term debt (note 11)	3,903	3,905
Current portion of warranty liability	1,215	1,152
Current liabilities held for sale (note 5)	0	84,488
Total current liabilities	21,295	109,268
Long-term operating lease liabilities	1,184	548
Long-term debt (note 11)	0	2,932
Other long-term liabilities	1,389	1,388
Long-term liabilities held for sale (note 5)	0	40,460
Total liabilities	23,868	154,596
Share capital (note 12):
Unlimited common and preferred shares, no par value 17,351,005 (2024 - 17,282,934) common shares issued and outstanding	1,246,643	1,245,805
Other equity instruments	9,011	9,472
Additional paid in capital	11,516	11,516
Accumulated deficit	(1,146,796)	(1,096,275)
Accumulated other comprehensive loss	(40,149)	(33,493)
Total shareholders' equity	80,225	137,025
Total liabilities and shareholders' equity	104,093	291,621
Commitments and contingencies (note 14)